UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-3104

                           CENTENNIAL TAX EXEMPT TRUST
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
               (Address of principal executive offices) (Zip code)

                              ROBERT G. ZACK, ESQ.
                             OPPENHEIMERFUNDS, INC.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                          Date of fiscal year end: JUNE

                      Date of reporting period: 09/30/2006

ITEM 1. SCHEDULE OF INVESTMENTS.


Centennial Tax Exempt Trust

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                    PRINCIPAL
                                                       AMOUNT             VALUE
--------------------------------------------------------------------------------
SHORT-TERM TAX-EXEMPT OBLIGATIONS--98.4%
--------------------------------------------------------------------------------
ALABAMA--4.8%
AL IDAU RB, Scientific Utilization Project,
Series 1996, 4.25% 1                             $  1,350,000    $    1,350,000
--------------------------------------------------------------------------------
AL IDAU RB, Well Built Cabinet, Inc. Project,
3.90% 1                                               410,000           410,000
--------------------------------------------------------------------------------
AL IDAU RB, Whitesell Project, 4.09% 1              1,625,000         1,625,000
--------------------------------------------------------------------------------
Calhoun Cnty., AL ED Council RB, Southern Bag
Corp. Ltd. Expansion Project, Series 1998,
3.95% 1                                             3,000,000         3,000,000
--------------------------------------------------------------------------------
Cullman Cnty., AL Medical Park South Medical
Clinic Board RB, P-Floats, Series MT-121,
3.80% 1,2                                          11,925,000        11,925,000
--------------------------------------------------------------------------------
Cullman Cnty., AL Medical Park South Medical
Clinic Board RB, P-Floats, Series MT-200,
3.83% 1                                            25,995,000        25,995,000
--------------------------------------------------------------------------------
Cullman Cnty., AL SWD Authority RB, Cullman
Environmental, Inc. Project, Series 2003-A,
4.09% 1                                             1,670,000         1,670,000
--------------------------------------------------------------------------------
Florence, AL IDB RB, Nichols Wire, Inc.
Project, Series A, 4.09% 1                          2,570,000         2,570,000
--------------------------------------------------------------------------------
Hoover, AL MH RB, Royal Oaks Apts. Project,
Series 2004, 3.81% 1                                5,200,000         5,200,000
--------------------------------------------------------------------------------
Mobile, AL Airport Authority RRB, P-Floats,
Series MT-280, 3.81% 1,2                            3,905,000         3,905,000
--------------------------------------------------------------------------------
Mobile, AL IDB RB, HighProv LLC Project 2006,
3.85% 1                                             6,000,000         6,000,000
--------------------------------------------------------------------------------
Mobile, AL Medical Clinic Board RB, Springhill
Professional Ltd., Series 1996, 3.79% 1             1,615,000         1,615,000
--------------------------------------------------------------------------------
Montgomery, AL Education Building Authority
RB, Faulkner University Campus Housing
Project, Series 2004, 3.99% 1                       2,910,000         2,910,000
--------------------------------------------------------------------------------
Montgomery, AL IDB RB, Asphalt Contractors,
Inc., 4.09% 1                                         400,000           400,000
--------------------------------------------------------------------------------
Montgomery, AL IDB RB, Bristol Properties LLC
Project, Series 2006A, 4.09% 1                      4,400,000         4,400,000
--------------------------------------------------------------------------------
University of AL Birmingham Hospital RRB,
P-Floats, Series PA-1413, 3.80% 1,2                 9,915,000         9,915,000
                                                                 ---------------
                                                                     82,890,000
--------------------------------------------------------------------------------
ALASKA--1.2%
AK Northern Tobacco Securitization Corp. RRB,
P-Floats, Series MT-279, 3.81% 1,2                  9,820,000         9,820,000
--------------------------------------------------------------------------------
Anchorage, AK TANs, Series 2006, 4.50%,
12/28/06                                           11,000,000        11,022,722
                                                                 ---------------
                                                                     20,842,722
--------------------------------------------------------------------------------
ARIZONA--2.7%
AZ First Matrix Charter School Trust II
Pass-Through Certificates, Series 2005-A,
3.94% 1,2                                          14,755,000        14,755,000
--------------------------------------------------------------------------------
Phoenix, AZ IDAU MH RRB, Paradise Lakes Apts.
Project, Series 1995, 3.80% 1                      22,500,000        22,500,000
--------------------------------------------------------------------------------
Tempe, AZ IDAU MH RB, P-Floats, Series MT-067,
3.83% 1,2                                           8,295,000         8,295,000
                                                                 ---------------
                                                                     45,550,000
--------------------------------------------------------------------------------
CALIFORNIA--4.8%
Alameda, CA Corridor Transporation Authority
RB, P-Floats, Series P-51, 3.80% 1,2                  615,000           615,000
--------------------------------------------------------------------------------
Alameda, CA Corridor Transporation Authority
RRB, P-Floats, Series PZ-61, 3.80% 1,2                845,000           845,000
--------------------------------------------------------------------------------
CA Economic Recovery GOUN, PTTR, Series 452,
3.77% 1,2                                           1,000,000         1,000,000


                         1 | CENTENNIAL TAX EXEMPT TRUST

Centennial Tax Exempt Trust

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                    PRINCIPAL
                                                       AMOUNT             VALUE
--------------------------------------------------------------------------------
CALIFORNIA CONTINUED
--------------------------------------------------------------------------------
CA GOUN, P-Floats, Series PZP-010, 3.82% 1,2     $ 16,895,000    $   16,895,000
--------------------------------------------------------------------------------
CA GOUN, P-Floats, Series PZP-011, 3.84% 1,2        2,525,000         2,525,000
--------------------------------------------------------------------------------
CA P-Floats, Series PZP-005, 3.84% 1,2             22,275,000        22,275,000
--------------------------------------------------------------------------------
CA RB, P-Floats, Series PZP-002, 3.82% 1,2         11,680,000        11,680,000
--------------------------------------------------------------------------------
CA RB, P-Floats, Series PZP-008, 3.82% 1,2          4,790,000         4,790,000
--------------------------------------------------------------------------------
CA RB, P-Floats, Series PZP-009, 3.82% 1,2            690,000           690,000
--------------------------------------------------------------------------------
CA RB, P-Floats, Series PZP-012, 3.82% 1,2          8,015,000         8,015,000
--------------------------------------------------------------------------------
CA RB, Trust Certificates, Series 1999-2,
3.79% 1                                             7,491,000         7,491,000
--------------------------------------------------------------------------------
San Joaquin Delta Community College District,
CA GOUN Municipal Securities Trust
Certificates, Cl. A, Series 3020, 3.82% 1,2         4,970,000         4,970,000
                                                                 ---------------
                                                                     81,791,000
--------------------------------------------------------------------------------
COLORADO--6.1%
Arista, CO Metro District Special Limited RB,
Broomfield Event Center, Series A, 3.85% 1          5,100,000         5,100,000
--------------------------------------------------------------------------------
Brighton, CO Crossing Metro District No. 4 RB,
Series 2004, 3.89% 1                                5,000,000         5,000,000
--------------------------------------------------------------------------------
Central Platte Valley Metro District, CO GOUN,
Series A, 3.79% 1                                   1,790,000         1,790,000
--------------------------------------------------------------------------------
Central Platte Valley Metro District, CO GOUN,
Series B, 3.45%, 12/1/06 3                          3,000,000         3,000,000
--------------------------------------------------------------------------------
Central Platte Valley Metro District, CO GOUN,
Series B, 3.79% 1                                     585,000           585,000
--------------------------------------------------------------------------------
CO ECFA RB, Emmanuel School of Religion
Project, 3.86% 1                                    3,625,000         3,625,000
--------------------------------------------------------------------------------
CO ECFA RB, St. Marys Academy Project, 3.81% 1      3,000,000         3,000,000
--------------------------------------------------------------------------------
CO HFA ED RB, YRC LLC Project, Series 2005,
3.94% 1                                             2,105,000         2,105,000
--------------------------------------------------------------------------------
CO MuniMae Trust Pass-Through Certificates,
Canterberry Crossing, Series 2002-A, Cl. A,
3.94% 1                                            12,290,000        12,290,000
--------------------------------------------------------------------------------
Commerce City, CO GOUN, Northern
Infrastructure General Improvement District,
3.79% 1                                             1,500,000         1,500,000
--------------------------------------------------------------------------------
Concord Metro District, CO REF GO, Improvement
Projects, Series 2004, 3.50%, 12/1/06 3             2,600,000         2,600,000
--------------------------------------------------------------------------------
E-470 Public Highway Authority, CO RB, CAB,
Series 2000 B, 3.541%, 9/1/07 4                     3,200,000         3,098,682
--------------------------------------------------------------------------------
Ebert Metro District, CO Securitization Trust
GOLB, Series 2004-S1, Cl. A2, 3.89% 1               8,500,000         8,500,000
--------------------------------------------------------------------------------
Ebert Metro District, CO Securitization Trust
RB, Series 2005-S1, Cl. A2, 3.89% 1,2               3,000,000         3,000,000
--------------------------------------------------------------------------------
Midcities Metro District No. 1, CO RB, BNP
Paribas STARS Certificates Trust, Series
2004-110, 3.81% 1                                  13,205,000        13,205,000
--------------------------------------------------------------------------------
Midcities Metro District No. 1, CO RRB, Series
2004A, 3.80% 1                                     14,495,000        14,495,000
--------------------------------------------------------------------------------
Parker, CO Automotive Metro District GOLB,
Series 2005, 3.45% 1                                4,510,000         4,510,000
--------------------------------------------------------------------------------
Sterling Park, CO RB, Sr. Certificates of
Beneficial Ownership Trust, Series 2006-6,
3.99% 1,2                                           1,820,000         1,820,000
--------------------------------------------------------------------------------
Westminster, CO MH RB, P-Floats, Series
MT-068, 3.83% 1,2                                  14,670,000        14,670,000
                                                                 ---------------
                                                                    103,893,682
--------------------------------------------------------------------------------
FLORIDA--1.7%
Bay Cnty., FL EDLFA RB, Bay Haven Charter
Academy, Series 2004, 3.81% 1                      11,415,000        11,415,000


                         2 | CENTENNIAL TAX EXEMPT TRUST

Centennial Tax Exempt Trust

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                    PRINCIPAL
                                                       AMOUNT             VALUE
--------------------------------------------------------------------------------
FLORIDA CONTINUED
--------------------------------------------------------------------------------
Collier Cnty., FL IDAU RB, Gulf Coast American
Blind, Series A, 3.83% 1                         $  2,650,000    $    2,650,000
--------------------------------------------------------------------------------
FL Sunshine State Governmental Financing
Commission RB, Series 1986, 3.86% 1                 4,000,000         4,000,000
--------------------------------------------------------------------------------
Hillsborough Cnty., FL IDAU Hospital RB,
Series 643CE, 3.79% 1,2                             1,670,000         1,670,000
--------------------------------------------------------------------------------
UCF Athletic Assn., FL RB, Roaring Fork
Municipal Products LLC, Series 2005-11, Cl. A,
3.82% 1,2                                           9,475,000         9,475,000
                                                                 ---------------
                                                                     29,210,000
--------------------------------------------------------------------------------
GEORGIA--6.0%
Atlanta, GA TXAL RB, Atlantic Station Project,
Sub. Lien, Series 2006, 3.84% 1                    38,300,000        38,300,000
--------------------------------------------------------------------------------
Columbus, GA DAU RB, Jordan Co. Project,
Series 2000, 3.95% 1                                  410,000           410,000
--------------------------------------------------------------------------------
DeKalb Cnty., GA HA RANs, DeKalb Medical
Center, Inc. Project, Series 2003 A, 4%,
9/1/07                                              1,000,000         1,003,514
--------------------------------------------------------------------------------
GA GOB, Series 1995B, ETET Series 96C1004, Cl.
A, 3.79% 1,2                                       11,880,000        11,880,000
--------------------------------------------------------------------------------
GA GOUN, PTTR, Series 1420, 3.78% 1,2               2,140,000         2,140,000
--------------------------------------------------------------------------------
GA Private Colleges & Universities Authority
RRB, Mercer University Project, Series 2006A,
3.79% 1                                             5,540,000         5,540,000
--------------------------------------------------------------------------------
GA Private Colleges & Universities Authority
RRB, Mercer University Project, Series 2006C,
3.79% 1                                             8,750,000         8,750,000
--------------------------------------------------------------------------------
Metro Atlanta, GA Rapid Transit Authority
Sales Tax RB, Series 2004-A, 3.55%, 12/1/06        25,000,000        25,000,000
--------------------------------------------------------------------------------
Rockdale Cnty., GA DAU MH RB, Series F3J,
3.83% 1                                             7,835,000         7,835,000
--------------------------------------------------------------------------------
Turner Cnty., GA DAU IDV RB, McElroy Metal
Mill, Inc., 3.96% 1                                 2,250,000         2,250,000
                                                                 ---------------
                                                                    103,108,514
--------------------------------------------------------------------------------
IDAHO--0.5%
Cassia Cnty., ID IDC RB, East Valley Cattle
LLC Project, 3.89% 1                                7,000,000         7,000,000
--------------------------------------------------------------------------------
Hailey, ID IDC RB, Rocky Mountain Hardware
Project, Series 2006, 3.94% 1                       1,000,000         1,000,000
                                                                 ---------------
                                                                      8,000,000
--------------------------------------------------------------------------------
ILLINOIS--11.4%
Boone, McHenry & DeKalb Cntys., IL Community
SDI No. 100 GOUN, P-Floats, Series PZ-50,
3.81% 1,2                                           2,730,000         2,730,000
--------------------------------------------------------------------------------
Chicago, IL GOB, AAMC Series 2001-34, 3.79% 1,2    10,975,000        10,975,000
--------------------------------------------------------------------------------
Chicago, IL GOUN, Tender Option Certificates
Trust, Series Z-10, 3.81% 1,2                       2,955,000         2,955,000
--------------------------------------------------------------------------------
Chicago, IL O'Hare International Airport RB,
Passenger Facilities Charge, Series 1996A,
5.375%, 1/1/07                                        200,000           200,768
--------------------------------------------------------------------------------
Chicago, IL RB, Boys & Girls Clubs Project,
3.90% 1                                               800,000           800,000
--------------------------------------------------------------------------------
Chicago, IL RB, Lakefront Millennium Parking
Facility, ETET Series 981303, Cl. A, 3.79% 1,2     22,495,000        22,495,000
--------------------------------------------------------------------------------
Chicago, IL Wastewater Transmission RRB,
P-Floats, Series PZ-118, 3.81% 1,2                  2,785,000         2,785,000
--------------------------------------------------------------------------------
Crestwood, IL Tax Increment RB, Series 2003,
3.79% 1                                            14,370,000        14,370,000
--------------------------------------------------------------------------------
East Peoria, IL CDAU RRB, The Kroger Co.,
Series 2003, 3.84% 1                                3,125,000         3,125,000


                         3 | CENTENNIAL TAX EXEMPT TRUST

Centennial Tax Exempt Trust

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                    PRINCIPAL
                                                       AMOUNT             VALUE
--------------------------------------------------------------------------------
ILLINOIS CONTINUED
--------------------------------------------------------------------------------
IL DFA IDV RB, REVCOR, Inc. Project, Series
1996, 3.89% 1                                    $    655,000    $      655,000
--------------------------------------------------------------------------------
IL DFA RB, Jewish Federation of Metro Chicago
Project, Series 2002, 3.89% 1                       7,245,000         7,245,000
--------------------------------------------------------------------------------
IL DFA RB, Oak Crest Residence Project, Series
2000, 3.88% 1                                       3,000,000         3,000,000
--------------------------------------------------------------------------------
IL FAU RB, Sauk Valley Community College
Project, Series 2004A, 3.80% 1                      6,725,000         6,725,000
--------------------------------------------------------------------------------
IL HFAU RB, Revolving Fund Pooled Financing
Program, Series 85D, 3.80% 1                       12,175,000        12,175,000
--------------------------------------------------------------------------------
IL Metro Pier & Exposition Authority RB,
P-Floats, Series 2006 Z-14, 3.81% 1,2               1,095,000         1,095,000
--------------------------------------------------------------------------------
IL Metro Pier & Exposition Authority RB,
P-Floats, Series PZ-44, 3.81% 1,2                   6,605,000         6,605,000
--------------------------------------------------------------------------------
IL Metro Pier & Exposition Authority RB,
P-Floats, Series PZ-45, 3.81% 1,2                   5,805,000         5,805,000
--------------------------------------------------------------------------------
IL Metro Pier & Exposition Authority RB,
P-Floats, Series PZ-83, 3.81% 1,2                   5,705,000         5,705,000
--------------------------------------------------------------------------------
IL RB, P-Floats, Series PZP-006, 3.84% 1,2          8,475,000         8,475,000
--------------------------------------------------------------------------------
IL TWY RB, AAMC Series 2006-44, 3.79% 1,2          10,000,000        10,000,000
--------------------------------------------------------------------------------
Lakemoor, IL MH RB, Lakemoor Apts. Project,
Series 1985 A, 3.87% 1                             26,860,000        26,860,000
--------------------------------------------------------------------------------
Lakemoor, IL MH RB, Lakemoor Apts. Project,
Series 1985 B, 3.96% 1                             19,335,486        19,335,486
--------------------------------------------------------------------------------
West Frankfort, IL IDV RRB, The Kroger Co.,
Series 2004, 3.84% 1                                  800,000           800,000
--------------------------------------------------------------------------------
Will Cnty., IL Community High School District
No. 210 Lincoln-Way GOUN, Reset Option
Certificates II-R Trust, Series 631, 3.80% 1,2      4,295,000         4,295,000
--------------------------------------------------------------------------------
Will Cnty., IL Community Unit SDI No. 365
GOUN, P-Floats, Series PZ-47, 3.81% 1,2             8,995,000         8,995,000
--------------------------------------------------------------------------------
Will Cnty., IL Community Unit SDI No. 365
GOUN, Tender Option Certificates Trust, Series
2006 Z-10, 3.81% 1,2                                2,065,000         2,065,000
--------------------------------------------------------------------------------
Will Cnty., IL Community Unit SDI No. 365
GOUN, Trust Receipts, Series Z-13, 3.81% 1          2,085,000         2,085,000
--------------------------------------------------------------------------------
Will Cnty., IL New Lenox SDI No. 122 GOUN,
P-Floats, Series PZ-48, 3.81% 1,2                   3,350,000         3,350,000
                                                                 ---------------
                                                                    195,706,254
--------------------------------------------------------------------------------
INDIANA--1.5%
IN GOB, AAMC Series 2003-15, Single Asset
Trust, 3.79% 1,2                                    8,500,000         8,500,000
--------------------------------------------------------------------------------
IN MPA PPS RB, ETET Series 981401, Cl. A,
3.79% 1,2                                          13,600,000        13,600,000
--------------------------------------------------------------------------------
Indianapolis, IN Local Public Improvement RB,
P-Floats, Series PZ-58, 3.81% 1,2                   3,380,000         3,380,000
                                                                 ---------------
                                                                     25,480,000
--------------------------------------------------------------------------------
IOWA--0.3%
IA FAU SWD RB, Natural Pork Production
Project, Series 2005, 3.89% 1                       4,600,000         4,600,000
--------------------------------------------------------------------------------
KENTUCKY--2.0%
Hancock Cnty., KY SWD RB, NSA Ltd. Project,
Series 1998, 4.04% 1                                7,815,000         7,815,000
--------------------------------------------------------------------------------
Louisville/Jefferson Cntys., KY Visitors &
Convention Commission Tax RRB, Series B,
3.85% 1                                             8,800,000         8,800,000
--------------------------------------------------------------------------------
Morgantown, KY SWD Facilities RB, IMCO
Recycling, Inc. Project, Series 2004, 3.99% 1       5,000,000         5,000,000
--------------------------------------------------------------------------------
Oldham Cnty., KY Industrial Building RB, Parts
Unlimited, Inc. Project, Series 2005, 3.98% 1       2,265,000         2,265,000


                         4 | CENTENNIAL TAX EXEMPT TRUST

Centennial Tax Exempt Trust

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                    PRINCIPAL
                                                       AMOUNT             VALUE
--------------------------------------------------------------------------------
KENTUCKY CONTINUED
Somerset, KY Industrial Building RB, Tibbals
Flooring Co. Project, Series 1989, 4.09% 1       $ 10,000,000    $   10,000,000
                                                                 ---------------
                                                                     33,880,000
--------------------------------------------------------------------------------
LOUISIANA--6.0%
Jefferson Parish, LA Hospital Service District
No. 001 RB, PTTR, Series 522, 3.80% 1              22,000,000        22,000,000
--------------------------------------------------------------------------------
LA HFA MH RB, Walmsley Housing Corp. Project,
Series 2004, 3.79% 1                                2,400,000         2,400,000
--------------------------------------------------------------------------------
LA Natural Gas Purchasing RB, PTTR, Series
1411Q, 3.80% 1,2                                   23,650,000        23,650,000
--------------------------------------------------------------------------------
LA Office Facilities Corp. Lease RB, P-Floats,
Series MT-196, 3.75% 1,5                            6,140,000         6,140,000
--------------------------------------------------------------------------------
LA Public FA MH RB, 3.84% 1                        10,500,000        10,500,000
--------------------------------------------------------------------------------
LA Public FA RRB, BNP Paribas STARS
Certificate Trust, Series 2006-153, 3.81% 1,2       1,000,000         1,000,000
--------------------------------------------------------------------------------
LA TS Financing Corp. RB, P-Floats, Series
PA-1288, 3.81% 1,2                                  2,000,000         2,000,000
--------------------------------------------------------------------------------
New Orleans, LA Aviation Board RRB, Series
1993 B, 3.85% 1                                    17,560,000        17,560,000
--------------------------------------------------------------------------------
New Orleans, LA Aviation Board RRB, Series
1993 C, 3.85% 1                                     1,550,000         1,550,000
--------------------------------------------------------------------------------
New Orleans, LA Aviation Board RRB, Series
1995 A, 3.85% 1                                    11,550,000        11,550,000
--------------------------------------------------------------------------------
Shreveport, LA Home Mtg. Authority MH RRB,
Summer Pointe LLC Project, 3.79% 1                  4,220,000         4,220,000
                                                                 ---------------
                                                                    102,570,000
--------------------------------------------------------------------------------
MARYLAND--2.0%
Baltimore Cnty., MD RB, Golf Systems, Series
2001, 3.79% 1                                       4,600,000         4,600,000
--------------------------------------------------------------------------------
Baltimore Cnty., MD RB, Loyola Blakefield High
School Facilities, Series 1999, 3.79% 1             6,945,000         6,945,000
--------------------------------------------------------------------------------
Baltimore Cnty., MD RB, Prep School
Facilities, Series A, 3.79% 1                       3,000,000         3,000,000
--------------------------------------------------------------------------------
MD HE&HFA RRB, Edenwald Issue, Series 2006B,
3.77% 1                                             9,000,000         9,000,000
--------------------------------------------------------------------------------
MD IDV FAU RB, Our Lady of Good Counsel High
School Facilities, Series 2005B, 3.79% 1           10,344,000        10,344,000
                                                                 ---------------
                                                                     33,889,000
--------------------------------------------------------------------------------
MICHIGAN--2.6%
Detroit, MI RANs, 4.50%, 3/1/07                    12,800,000        12,839,752
--------------------------------------------------------------------------------
Detroit, MI TANs, 4.50%, 3/1/07                    18,900,000        18,958,696
--------------------------------------------------------------------------------
MI Building Authority RRB, MSTFC Series
2006-1478, 3.80% 1,2                                3,045,000         3,045,000
--------------------------------------------------------------------------------
MI Building Authority RRB, P-Floats, Series
PZ-119, 3.81% 1,2                                   3,000,000         3,000,000
--------------------------------------------------------------------------------
MI Building Authority RRB, PTTR, Series 1465,
3.81% 1,2                                           3,200,000         3,200,000
--------------------------------------------------------------------------------
MI Building Authority RRB, PTTR, Series 1481,
3.81% 1,2                                           4,255,000         4,255,000
                                                                 ---------------
                                                                     45,298,448
--------------------------------------------------------------------------------
MINNESOTA--2.6%
Big Lake, MN ISD No. 727 Aid Anticipation
Certificates, Series 2006B, 4.50%, 9/10/07          2,000,000         2,012,092
--------------------------------------------------------------------------------
Bloomington, MN CD RB, 94th Street Associates
Project, Series 1985, 3.79% 1                       3,645,000         3,645,000


                         5 | CENTENNIAL TAX EXEMPT TRUST

Centennial Tax Exempt Trust

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                    PRINCIPAL
                                                       AMOUNT             VALUE
--------------------------------------------------------------------------------
MINNESOTA CONTINUED
--------------------------------------------------------------------------------
Bloomington, MN CD RB, James Avenue Associates
Project, Series 1985, 3.79% 1                    $  3,535,000    $    3,535,000
--------------------------------------------------------------------------------
East Grand Forks, MN SWD RB, American Crystal
Sugar Co., Series 05B, 3.89% 1                      4,500,000         4,500,000
--------------------------------------------------------------------------------
Ely, MN RB, YMCA Greater St. Paul Project,
3.79% 1                                               865,000           865,000
--------------------------------------------------------------------------------
Jackson Cnty., MN Central ISD No. 2895 Aid
Anticipation Certificates, Series 2006B,
4.50%, 9/10/07                                      1,700,000         1,711,829
--------------------------------------------------------------------------------
Lake Superior, MN ISD No. 381 Aid Anticipation
Certificates, Series 2006B, 4.50%, 8/27/07          2,000,000         2,011,950
--------------------------------------------------------------------------------
Mankato, MN IDV RB, Sacco Family Ltd.
Partnership, 3.94% 1                                  925,000           925,000
--------------------------------------------------------------------------------
MN GOB, ETET Series 20002301, Cl. A, 3.79% 1,2     16,010,000        16,010,000
--------------------------------------------------------------------------------
Park Rapids, MN ISD No. 309 Aid Anticipation
Certificates, Series 2006B, 4.50%, 9/7/07           4,630,000         4,657,749
--------------------------------------------------------------------------------
Rochester, MN IDV RRB, Seneca Foods Corp.
Project, Series 1992, 3.99% 1                       4,675,000         4,675,000
                                                                 ---------------
                                                                     44,548,620
--------------------------------------------------------------------------------
MISSISSIPPI--0.2%
MS Business Finance Corp. IDV RB, Jimmy
Sanders, Inc. Project, 3.90% 1                        950,000           950,000
--------------------------------------------------------------------------------
Panola Cnty., MS IDV RRB, The Kroger Co.,
Series 2003, 3.84% 1                                3,250,000         3,250,000
                                                                 ---------------
                                                                      4,200,000
--------------------------------------------------------------------------------
MISSOURI--2.3%
Jackson Cnty., MO IDA RB, Linda Hall Library
Project, 3.86% 1                                    6,700,000         6,700,000
--------------------------------------------------------------------------------
MO DFB Cultural Facilities RB, Center of
Creative Arts Project, Series 2004, 3.79% 1         1,700,000         1,700,000
--------------------------------------------------------------------------------
MO Housing Development Commission SFM RRB,
Series 2006A, 4.53% 1                              10,000,000        10,000,000
--------------------------------------------------------------------------------
South Pointe/Hunters Ridge, MO RB, Trust
Certificates, Series 2005 A, 3.83% 1,2             10,575,000        10,575,000
--------------------------------------------------------------------------------
South Pointe/Hunters Ridge, MO RB, Trust
Certificates, Series 2005 B, 3.83% 1,2              8,365,000         8,365,000
--------------------------------------------------------------------------------
St. Louis Cnty., MO IDAU MH RB, Heatherbrook
Gardens Apts., Series 1992, 3.89% 1                 1,765,000         1,765,000
                                                                 ---------------
                                                                     39,105,000
--------------------------------------------------------------------------------
NEBRASKA--0.6%
NE Amerwood RB, Certificates Trust, Amberwood
Apts., Series 2006A, 3.92% 1,2                     10,720,000        10,720,000
--------------------------------------------------------------------------------
NEVADA--1.5%
NV GOLB, SGMSTR Series 1997 SG114, 3.77% 1,2       15,000,000        15,000,000
--------------------------------------------------------------------------------
Washoe Cnty., NV GOLB, AAMC Series 2001-24,
Single Asset Trust, 3.79% 1,2                      11,090,000        11,090,000
                                                                 ---------------
                                                                     26,090,000
--------------------------------------------------------------------------------
NEW JERSEY--0.1%
NJ EDAU RB, Paddock Realty LLC Project,
3.94% 1                                             1,300,000         1,300,000
--------------------------------------------------------------------------------
NEW MEXICO--2.7%
NM MFA RB, SFM Program, Series 2006, 4.53% 1       27,164,771        27,164,771


                         6 | CENTENNIAL TAX EXEMPT TRUST

Centennial Tax Exempt Trust

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                    PRINCIPAL
                                                       AMOUNT             VALUE
--------------------------------------------------------------------------------
NEW MEXICO CONTINUED
University of NM RB, System Improvement, Sub.
Lien, Series 2001, 3.79% 1                       $ 19,515,000    $   19,515,000
                                                                 ---------------
                                                                     46,679,771
--------------------------------------------------------------------------------
NEW YORK--3.1%
NY TSASC, Inc. RRB, P-Floats, Series PA-1355,
3.81% 1,2                                           4,410,000         4,410,000
--------------------------------------------------------------------------------
NY TSASC, Inc. RRB, P-Floats, Series PA-1356,
3.81% 1,2                                           4,705,000         4,705,000
--------------------------------------------------------------------------------
NY TSASC, Inc. RRB, P-Floats, Series PA-1359,
3.84% 1,2                                          10,350,000        10,350,000
--------------------------------------------------------------------------------
NY Upstate Telecommunications Corp. RB, Series
2005, 3.79% 1                                       7,300,000         7,300,000
--------------------------------------------------------------------------------
NYC IDA Civic Facilities RB, Casa Project,
3.83% 1                                             1,600,000         1,600,000
--------------------------------------------------------------------------------
NYC IDA Civic Facilities RB, Sephardic
Community Youth Center Project, Series 2006,
3.79% 1                                             8,000,000         8,000,000
--------------------------------------------------------------------------------
Oneida Cnty., NY IDA Civic Facilities RB, Rome
Memorial Hospital, Inc. Project, Series 2005,
3.79% 1                                             5,000,000         5,000,000
--------------------------------------------------------------------------------
Onondaga Cnty., NY IDA Civic Facilities RB,
Syracuse Resh Corp. Project, Series 2005,
3.79% 1                                            10,000,000        10,000,000
--------------------------------------------------------------------------------
PAUNYNJ RRB, P-Floats, Series PT-3582,
3.79% 1,2                                           2,125,000         2,125,000
--------------------------------------------------------------------------------
Westchester Cnty., NY Tobacco Asset
Securitization Corp. RRB, P-Floats, Series
PA-1338, 3.80% 1,2                                    400,000           400,000
                                                                 ---------------
                                                                     53,890,000
--------------------------------------------------------------------------------
NORTH CAROLINA--0.2%
Craven Cnty., NC IF&PCFA RB, Wheatstone Corp.
Project, 4.09% 1                                    1,280,000         1,280,000
--------------------------------------------------------------------------------
Hoke Cnty., NC IF&PCFA RB, Triangle Building
Supply, Inc. Project, Series 1997, 4.09% 1          1,375,000         1,375,000
--------------------------------------------------------------------------------
Wake Cnty., NC IF&PCFA RB, Aeroglide Corp.
Project, Series 1997, 4.09% 1                         900,000           900,000
                                                                 ---------------
                                                                      3,555,000
--------------------------------------------------------------------------------
OHIO--0.8%
Cleveland, OH SDI RRB, RANs, Series 1997,
5.75%, 6/1/07                                       1,020,000         1,034,872
--------------------------------------------------------------------------------
East Liverpool, OH Hospital Facilities RB,
East Liverpool City Hospital, Series 2006,
3.79% 1                                             5,765,000         5,765,000
--------------------------------------------------------------------------------
Gallia Cnty., OH IDV Mtg. RRB, Jackson Pike
Assn., 3.85%, 12/15/06 3                            1,925,000         1,925,000
--------------------------------------------------------------------------------
Madeira, OH ED RRB, The Kroger Co., Series
2004, 3.84% 1                                       2,050,000         2,050,000
--------------------------------------------------------------------------------
Stark Cnty., OH IDV RRB, The Kroger Co.,
Series 2004, 3.84% 1                                3,100,000         3,100,000
                                                                 ---------------
                                                                     13,874,872
--------------------------------------------------------------------------------
PENNSYLVANIA--0.4%
Berks Cnty., PA IDAU RB, Visiting Nurse Assn.,
Inc. Project, Series B, 3.85% 1                       620,000           620,000
--------------------------------------------------------------------------------
Harrisburg, PA RB, Haverford Township School,
Subseries 2001-A, 3.79% 1                           2,195,000         2,195,000
--------------------------------------------------------------------------------
Philadelphia, PA Gas Works RRB, 1975 General
Ordinance, 17th Series, 5%, 7/1/07                  4,215,000         4,252,690
                                                                 ---------------
                                                                      7,067,690


                         7 | CENTENNIAL TAX EXEMPT TRUST

Centennial Tax Exempt Trust

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                    PRINCIPAL
                                                       AMOUNT             VALUE
--------------------------------------------------------------------------------
SOUTH CAROLINA--3.5%
Hilton Head Island, SC Public Facilities Corp.
COP, Beach Preservation Fee Pledge, 4.50%,
8/1/07                                           $  2,080,000    $    2,093,439
--------------------------------------------------------------------------------
Jasper Cnty., SC SDI BANs, Series 2006, 4.25%,
9/7/07                                              5,000,000         5,029,289
--------------------------------------------------------------------------------
SC Assn. Governmental Organizations TANs,
Series 2006, 4.25%, 4/13/07                        34,782,000        34,841,104
--------------------------------------------------------------------------------
SC Medical University HA RB, Series 2005-A,
3.79% 1,2                                          18,230,000        18,230,000
                                                                 ---------------
                                                                     60,193,832
--------------------------------------------------------------------------------
SOUTH DAKOTA--0.6%
SD H&EFA RRB, Sioux Valley Health & Hospital,
Series 2001B, 4.04% 1                               2,000,000         2,000,000
--------------------------------------------------------------------------------
SD H&EFA RRB, Sioux Valley Health & Hospital,
Series 2001C, 3.79% 1                               7,500,000         7,500,000
                                                                 ---------------
                                                                      9,500,000
--------------------------------------------------------------------------------
TENNESSEE--4.4%
Clarksville, TN Public Building Authority RB,
Pooled Financing-Tennessee Municipal Bond
Fund, 3.85% 1                                       7,675,000         7,675,000
--------------------------------------------------------------------------------
Sevier Cnty., TN Public Building Authority RB,
Local Government Public Improvement, Series
E-2, 3.80% 1                                        2,475,000         2,475,000
--------------------------------------------------------------------------------
Springfield, TN IDV Board RRB, The Kroger Co.,
Series 2004, 3.84% 1                                4,500,000         4,500,000
--------------------------------------------------------------------------------
TN Energy Acquisition Corp. Gas RB, Goldman
Sachs Trust, Series 2006-52G, 3.79% 1,2            10,000,000        10,000,000
--------------------------------------------------------------------------------
TN Tennergy Corp. Gas RB, PTTR, Series 1258Q,
3.80% 1,2                                          15,000,000        15,000,000
--------------------------------------------------------------------------------
TN Tennergy Corp. RB, BNP Paribas STARS
Certificates Trust, Series 2006-001, 3.79% 1,2     36,100,000        36,100,000
                                                                 ---------------
                                                                     75,750,000
--------------------------------------------------------------------------------
TEXAS--9.8%
Aledo, TX ISD School Building GOUN, 3.62% 1         5,000,000         5,000,000
--------------------------------------------------------------------------------
Bexar Cnty., TX HFC MH RB, Summit Hills Apts.
Project, Series A, 3.79% 1                          3,500,000         3,500,000
--------------------------------------------------------------------------------
Coppell, TX ISD GOLB, P-Floats, Series PZ-69,
3.81% 1,2                                           3,635,000         3,635,000
--------------------------------------------------------------------------------
Dallas, TX ISD GOUN, AAMC Series 2006-8,
3.79% 1,2                                          14,565,000        14,565,000
--------------------------------------------------------------------------------
Frisco, TX ISD GOUN, AAMC Series 2006-56,
3.79% 1,2                                           6,170,000         6,170,000
--------------------------------------------------------------------------------
Galveston Cnty., TX MH RRB, Village by the Sea
Ltd. Apts. Project, 3.79% 1                         5,090,000         5,090,000
--------------------------------------------------------------------------------
Harris Cnty., TX HFDC RB, Special Facilities
Texas Medical Center Project, 3.89% 1               5,585,000         5,585,000
--------------------------------------------------------------------------------
Harris Cnty./Houston, TX Sports Authority
Special RRB, Floating Rate Trust Receipts,
Series PZ-65, 3.81% 1                               7,700,000         7,700,000
--------------------------------------------------------------------------------
Houston, TX Hotel Occupancy Tax & Special RRB,
P-Floats, Series PZ-87, 3.81% 1,2                   5,345,000         5,345,000
--------------------------------------------------------------------------------
Houston, TX WSS RB, P-Floats, Series PZ-67,
3.81% 1,2                                           3,530,000         3,530,000
--------------------------------------------------------------------------------
Houston, TX WSS RB, SGMSTR Series 1997 SG120,
3.77% 1,2                                          22,600,000        22,600,000
--------------------------------------------------------------------------------
Irving, TX ISD GOUN, AAMC Series 2002-8, 3.79%
1,2                                                11,390,000        11,390,000
--------------------------------------------------------------------------------
Lamar, TX Consolidated ISD Schoolhouse GOUN,
Series 2004, 3.62%, 12/15/06 3                     11,375,000        11,375,000
--------------------------------------------------------------------------------
Manor, TX ISD GOUN, Series 2006, 3.768%,
8/1/07 3,5                                          9,150,000         9,150,000
--------------------------------------------------------------------------------
Northside, TX ISD GOUN, AAMC Series 2006-23,
3.79% 1,2                                           5,000,000         5,000,000


                         8 | CENTENNIAL TAX EXEMPT TRUST

Centennial Tax Exempt Trust

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                    PRINCIPAL
                                                       AMOUNT             VALUE
--------------------------------------------------------------------------------
TEXAS CONTINUED
--------------------------------------------------------------------------------
San Antonio, TX Electric & Gas Systems RB, Jr.
Lien, Series 2003, 3.78% 1                       $ 10,000,000    $   10,000,000
--------------------------------------------------------------------------------
TX Affordable Housing Corp. MH RB, Series
2006-1315, 3.84% 1,2                               12,547,500        12,547,500
--------------------------------------------------------------------------------
TX Small Business IDC RB, Public Facilities
Capital Access, 3.78% 1                             1,400,000         1,400,000
--------------------------------------------------------------------------------
TX Student HAU RB, P-Floats, Series PT-3101,
3.83% 1,2                                          12,670,000        12,670,000
--------------------------------------------------------------------------------
TX TUAU RB, BNP Paribas STARS Certificate
Trust, Series 2006-155, 3.81% 1,2                   9,910,000         9,910,000
--------------------------------------------------------------------------------
Victoria, TX HFDC RB, Warm Springs
Rehabilitation Foundation, Series 1997,
3.83% 1                                             1,250,000         1,250,000
                                                                 ---------------
                                                                    167,412,500
--------------------------------------------------------------------------------
UTAH--1.3%
Beaver Cnty., UT Environmental Facilities RB,
Best Biofuels LLC Project, Series 2003A,
4.09% 1                                            10,985,000        10,985,000
--------------------------------------------------------------------------------
Davis Cnty., UT RB, Series 2003, 3.94% 1            2,155,000         2,155,000
--------------------------------------------------------------------------------
Duchesne, UT SDI Building Authority Lease RB,
Series 2005, 3.79% 1                                  900,000           900,000
--------------------------------------------------------------------------------
Riverdale, UT RA Tax Increment RB, 3.84% 1          1,000,000         1,000,000
--------------------------------------------------------------------------------
UT Water Finance Agency RB, Tender Option
Series A-16, 3.78% 1                                5,000,000         5,000,000
--------------------------------------------------------------------------------
Weber Cnty., UT TANs & RANs, Series 2006,
4.50%, 12/28/06                                     3,000,000         3,004,954
                                                                 ---------------
                                                                     23,044,954
--------------------------------------------------------------------------------
VIRGINIA--0.4%
VA TS Financing Corp. RB, P-Floats, Series
PA-1383, 3.81% 1,2                                  6,925,000         6,925,000
--------------------------------------------------------------------------------
WASHINGTON--1.8%
Clark Cnty., WA Vancouver SDI No. 037 GOUN,
P-Floats, Series PZ-55, 3.81% 1,2                   2,765,000         2,765,000
--------------------------------------------------------------------------------
Tacoma, WA WSS RRB, AAMC Series 2006-52,
3.79% 1,2                                          11,810,000        11,810,000
--------------------------------------------------------------------------------
WA EDFA RB, A&T Mensonides Project, Series
2001-I, 3.94% 1                                     1,800,000         1,800,000
--------------------------------------------------------------------------------
WA GOUN, PTTR, Series 1449, 3.81% 1,2               4,290,000         4,290,000
--------------------------------------------------------------------------------
WA Motor Vehicle Fuel Tax GOUN, Goldman Sachs
Trust, Series 2006-7TPZ, 3.81% 1,2                  8,105,000         8,105,000
--------------------------------------------------------------------------------
Yakima Cnty., WA Public Corp. SW RB, George
DeRuyter & Son, 3.89% 1                             2,500,000         2,500,000
                                                                 ---------------
                                                                     31,270,000
--------------------------------------------------------------------------------
WEST VIRGINIA--1.0%
Kanawha Cnty., WV IDV RRB, The Kroger Co.,
Series 2004-A, 3.84% 1                              4,500,000         4,500,000
--------------------------------------------------------------------------------
Kanawha Cnty., WV IDV RRB, The Kroger Co.,
Series 2004-B, 3.84% 1                              6,850,000         6,850,000
--------------------------------------------------------------------------------
Marmet, WV CD RRB, The Kroger Co., Series
2004, 3.84% 1                                       3,100,000         3,100,000
--------------------------------------------------------------------------------
WV HOFA RB, Pooled Financing Project, Series
2000 B-1, 3.82% 1                                   3,235,000         3,235,000
                                                                 ---------------
                                                                     17,685,000
--------------------------------------------------------------------------------
WISCONSIN--3.5%
Badger, WI Tobacco Asset Securitization Corp.
RB, P-Floats, Series PA 1361, 3.84% 1,2             3,145,000         3,145,000
--------------------------------------------------------------------------------
Columbus, WI IDV RB, Maysteel Corp. Project,
Series 1994, 4.09% 1                                2,000,000         2,000,000
--------------------------------------------------------------------------------
Janesville, WI IDV RRB, Seneca Foods Corp.
Project, Series 2002, 3.99% 1                       7,710,000         7,710,000


                         9 | CENTENNIAL TAX EXEMPT TRUST

Centennial Tax Exempt Trust

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                    PRINCIPAL
                                                       AMOUNT             VALUE
--------------------------------------------------------------------------------
WISCONSIN CONTINUED
--------------------------------------------------------------------------------
La Crosse, WI IDV RB, Fiberpro, Inc. Project,
Series 2005, 3.94% 1                             $  2,045,000    $    2,045,000
--------------------------------------------------------------------------------
Onalaska, WI IDV RB, Empire Screen Printing
Project, Series 2006, 3.95% 1                       1,000,000         1,000,000
--------------------------------------------------------------------------------
West Bend, WI IDV RB, Jackson Concrete, Inc.
Project, 3.95% 1                                    1,400,000         1,400,000
--------------------------------------------------------------------------------
WI H&EFA RB, Group Health Cooperative of South
Central Wisconsin, 3.82% 1                          4,000,000         4,000,000
--------------------------------------------------------------------------------
WI H&EFA RB, Lakeland College, Series 2005,
3.82% 1                                            14,050,000        14,050,000
--------------------------------------------------------------------------------
WI H&EFA RB, P-Floats, Series MT-215,
3.83% 1,2                                           1,905,000         1,905,000
--------------------------------------------------------------------------------
WI H&EFA RB, Ripon College, 3.82% 1                23,165,000        23,165,000
                                                                 ---------------
                                                                     60,420,000
--------------------------------------------------------------------------------
WYOMING--0.2%
Campbell Cnty., WY IDV RB, Powder Basin
Properties Project, Series 1996, 3.94% 1            4,140,000         4,140,000
--------------------------------------------------------------------------------
DISTRICT OF COLUMBIA--0.6%
Washington DC WSS RB, AAMC Series 2005-24,
3.79% 1,2                                          10,345,000        10,345,000
--------------------------------------------------------------------------------
OTHER TERRITORIES--3.2%
Class B RB Certificates Trust, Series 2002-1,
3.99% 1,2                                           5,000,000         5,000,000
--------------------------------------------------------------------------------
MSTFC RB, Series 2006-1481P, 3.89% 1,2              3,360,000         3,360,000
--------------------------------------------------------------------------------
Municipal Securities Pool Trust, SGMSTR Series
P-18, 3.87% 1,2                                     7,770,000         7,770,000
--------------------------------------------------------------------------------
P-Floats, Series PZP-001, 3.84% 1,2                 9,560,000         9,560,000
--------------------------------------------------------------------------------
P-Floats, Series PZP-015, 3.84% 1,2                10,000,000        10,000,000
--------------------------------------------------------------------------------
SunAmerica Trust Series 2001-2 Certificates,
Cl. A, Series 2002-2, 3.89% 1,2                    19,600,000        19,600,000
                                                                 ---------------
                                                                     55,290,000
--------------------------------------------------------------------------------
U.S. POSSESSIONS--0.0%
PR CMWLTH Public Finance Corp. RRB, Reset
Option Certificates II-R Trust, Series 415CE,
3.79% 1,2                                             500,000           500,000
--------------------------------------------------------------------------------

TOTAL INVESTMENTS, AT VALUE
(COST $1,690,216,859)                                    98.4%    1,690,216,859
--------------------------------------------------------------------------------
OTHER ASSETS NET OF LIABILITIES                           1.6        27,427,053

                                                 -------------------------------
Net Assets                                              100.0%   $1,717,643,912
                                                 ===============================

FOOTNOTES TO STATEMENT OF INVESTMENTS

TO SIMPLIFY THE LISTINGS OF SECURITIES, ABBREVIATIONS ARE USED PER THE TABLE
BELOW:

AAMC       ABN AMRO Munitops Certificates
BANs       Bond Anticipation Nts.
CAB        Capital Appreciation Bond
CD         Commercial Development
CDAU       Community Development Authority
CMWLTH     Commonwealth
COP        Certificates of Participation
DAU        Development Authority
DFA        Development Finance Authority
DFB        Development Finance Board
ECFA       Educational and Cultural Facilities Authority
ED         Economic Development
EDAU       Economic Development Authority
EDFA       Economic Development Finance Authority
EDLFA      Educational Facilities Authority


                        10 | CENTENNIAL TAX EXEMPT TRUST

Centennial Tax Exempt Trust

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

ETET       Eagle Tax-Exempt Trust
FA         Facilities Authority
FAU        Finance Authority
GO         General Obligation
GOB        General Obligation Bonds
GOLB       General Obligation Ltd. Bonds
GOUN       General Obligation Unlimited Nts.
H&EFA      Health and Educational Facilities Authority
HA         Hospital Authority
HAU        Housing Authority
HE&HFA     Higher Education and Health Facilities Authority
HFAU       Health Facilities Authority
HFA        Housing Finance Agency/Authority
HFC        Housing Finance Corp.
HFDC       Health Facilities Development Corp.
HOFA       Hospital Finance Agency/Authority
IDA        Industrial Development Agency
IDAU       Industrial Development Authority
IDB        Industrial Development Board
IDC        Industrial Development Corporation
IDV        Industrial Development
IF&PCFA    Industrial Facilities & Pollution Control Financing Authority
IFPCFA     Industrial Facilities and Pollution Control Financing Authority
ISD        Independent School District
MFA        Mortgage Finance Authority
MH         Multifamily Housing
MPA        Municipal Power Agency
MSTFC      Morgan Stanley & Co., Inc. Trust Floater Certificates
NYC        New York City
P-Floats   Puttable Floating Option Tax Exempt Receipts
PAUNYNJ    Port Authority of New York & New Jersey
PPS        Public Power System
PTTR       Puttable Tax Exempt Receipts
RA         Redevelopment Agency/Authority
RANs       Revenue Anticipation Nts.
RB         Revenue Bonds
REF        Refunding
RRB        Revenue Refunding Bonds
SDI        School District
SFM        Single Family Mtg.
SGMSTR     Societe Generale, NY Branch Municipal Security Trust Receipts
SW         Solid Waste
SWD        Solid Waste Disposal
TANs       Tax Anticipation Nts.
TS         Tobacco Settlement
TUAU       Turnpike Authority
TWY        Thruway/Tollway Authority/Agency
TXAL       Tax Allocation
WSS        Water & Sewer System
YMCA       Young Men's Christian Assoc.

1. Floating or variable rate obligation maturing in more than one year. The interest rate, which is based on specific, or an index of, market interest rates, is subject to change periodically and is the effective rate on September 30, 2006. This instrument has a demand feature which allows, on up to 30 days' notice, the recovery of principal at any time, or at specified intervals not exceeding one year.

2. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $727,052,500 or 42.33% of the Trust's net assets as of September 30, 2006.

3. Put obligation redeemable at full principal value on the date reported.

4. Zero coupon bond reflects effective yield on the date of purchase.


                        11 | CENTENNIAL TAX EXEMPT TRUST

Centennial Tax Exempt Trust

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

5. Illiquid security. The aggregate value of illiquid securities as of September 30, 2006 was $15,290,000, which represents 0.89% of the Trust's net assets. See accompanying Notes.

NOTES TO FINANCIAL STATEMENTS

SECURITIES VALUATION. The net asset value of shares of the Trust is normally determined twice each day, at 12:00 Noon Eastern time and at 4:00 P.M. Eastern time on each day the New York Stock Exchange (the "Exchange") is open for trading. Portfolio securities are valued on the basis of amortized cost, which approximates market value.

ILLIQUID SECURITIES

As of September 30, 2006, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Trust will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with the applicable footnote on the Statement of Investments.

RECENT ACCOUNTING PRONOUNCEMENT

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. As of September 30, 2006, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.


                        12 | CENTENNIAL TAX EXEMPT TRUST



ITEM 2. CONTROLS AND PROCEDURES.

      (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 08/31/2006, the
            registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Centennial Tax Exempt Trust


By:   /S/ JOHN V. MURPHY
      ----------------------------
      John V. Murphy
      Principal Executive Officer
Date: 11/15/2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /S/ JOHN V. MURPHY
      ----------------------------
      John V. Murphy
      Principal Executive Officer
Date: 11/15/2006


By:   /S/ BRIAN W. WIXTED
      ----------------------------
      Brian W. Wixted
      Principal Financial Officer
Date: 11/15/2006